SCHEDULE OF SECURITY DEPOSIT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Security Deposit
Security Deposit which can be lifted within one year	$ 93,475	$ 33,700
Security Deposit which can be lifted in the second and third years		57,300
Total	$ 93,475	$ 91,000